Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation awards, common shares	151,377
Cash consideration received in lieu of cancellation	$ 8	$ 780	$ 517